Quarterly Financial Results (unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Results

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per share amounts)
Year ended December 31, 2013
Revenue	$16,740	$18,336	$20,179	$22,379
Cost of revenue	6,440	7,347	7,382	7,870
Gross profit	10,300	10,989	12,797	14,509
Net loss	(7,536)	(8,803)	(9,511)	(8,425)
Net loss attributable to common stockholders	(7,549)	(8,816)	(9,524)	(8,438)
Basic and diluted net loss attributable to common stockholders per share	$(1.50)	$(1.73)	$(1.85)	$(1.63)
Year ended December 31, 2014
Revenue	$24,174	$27,098	$30,448	$34,157
Cost of revenue	8,114	8,739	9,705	10,522
Gross profit	16,060	18,359	20,743	23,635
Net loss	(9,465)	(8,279)	(10,793)	(19,697)
Net loss attributable to common stockholders	(9,478)	(8,292)	(10,806)	(19,988)
Basic and diluted net loss attributable to common stockholders per share	$(1.73)	$(1.44)	$(1.84)	$(0.69)